Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Assets
Indemnification assets (i)	R$ 81,855	R$ 145,300
Advances	39,890	30,626
Judicial deposits	14,187	12,693
Prepaid expenses	15,820	18,441
Other FIES receivables	8,674	26,440
Dividends	1,668
Deferred tax assets	3,233
Other assets	10,924	10,001
Total	176,251	243,501
Current	58,905	51,745
Non-current	R$ 117,346	R$ 191,756